Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of operating lease by lessee	The future aggregate minimum payments are as follows:

$

Year ended June 30, 2019	9,884
2020	8,933
2021	7,563
2022	6,925
Beyond 2022	26,762